GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Presenting the Change in Goodwill
The change in goodwill from January 1, 2011 to December 31, 2012 is as follows (in thousands):

Total
Balance at January 1, 2011:
Goodwill	$1,481
Accumulated impairment	—
Balance at December 31, 2011	$1,481

Balance on January 1, 2012:
Goodwill	$1,481
Accumulated impairment	—
1,481
Acquisitions (See Note 2)	9,236
Balance at December 31, 2012	$10,717

Schedule of Finite-Lived Intangible Assets
Our intangible assets, which were fair valued and recorded as part of the acquisition of the Bode Companies, completed on October 30, 2012, are as follows (in thousands) as of December 31, 2012:

	Gross	Accumulated Amortization	Net	Weighted Average Remaining Life (in years)
Customer relationships	$13,500	$(225)	$13,275	9.83
Trade name	1,300	(22)	1,278	9.83
Backlog	800	(320)	480	0.25
Total intangible assets	$15,600	$(567)	$15,033	9.52

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated remaining amortization of our finite-lived intangible assets as of December 31, 2012, is as follows (in thousands):

Total for year
2013	$1,960
2014	1,480
2015	1,480
2016	1,480
2017	1,480
Thereafter	7,153
Total	$15,033